Goodwill and other intangible assets	12 Months Ended
Mar. 31, 2012
Goodwill and other intangible assets

7. Goodwill and other intangible assets:

Goodwill—

The majority of DOCOMO’s goodwill was recognized when DOCOMO purchased all the remaining noncontrolling interests in its eight regional subsidiaries through share exchanges and made these subsidiaries wholly owned in November 2002.

The changes in the carrying amount of goodwill by segment for the years ended March 31, 2011 and 2012 were as follows:

	Millions of yen
	2011
	Mobile phone business	All other businesses	Consolidated
Balance at beginning of year	¥142,083	¥56,353	¥198,436
Goodwill acquired during the year	10,852	—	10,852
Foreign currency translation adjustment	(1,219)	(1,901)	(3,120)
Other	(509)	(86)	(595)

Balance at end of year	¥151,207	¥54,366	¥205,573

	Millions of yen
	2012
	Mobile phone business	All other businesses	Consolidated
Balance at beginning of year	¥151,207	¥54,366	¥205,573
Goodwill acquired during the year	1,611	5,645	7,256
Impairment losses	(6,310)	—	(6,310)
Foreign currency translation adjustment	(952)	(677)	(1,629)

Balance at end of year
Gross goodwill	151,866	59,334	211,200
Accumulated impairment losses	(6,310)	—	(6,310)

	¥145,556	¥59,334	¥204,890

Segment information is disclosed in Note 14.

The main components of goodwill acquired during the years ended March 31, 2011 and 2012 were ¥10,852 million associated with the additional acquisition of 65.0% shares of PacketVideo Corporation and ¥5,636 million associated with the acquisition of 74.6% shares of Radishbo-ya Co., Ltd., respectively.

Because of the rapid adverse change in its business environment, DOCOMO recognized a ¥6,310 million non-cash goodwill impairment charge for its PacketVideo Corporation reporting unit. The fair value of this reporting unit was measured using the discounted cash flow method in combination with a market approach. The amount of this impairment loss was included in “Selling, general and administrative” of the consolidated statements of income and comprehensive income.

Other intangible assets—

Other intangible assets, as of March 31, 2011 and 2012 comprised the following:

	Millions of yen
	2011
	Gross carrying amount	Accumulated amortization	Net carrying amount
Amortizable intangible assets:
Software for telecommunications network	¥824,404	¥565,166	¥259,238
Internal-use software	1,092,442	816,389	276,053
Software acquired to be used in manufacture of handsets	190,722	96,107	94,615
Rights to use telecommunications facilities of wireline operators	19,052	7,126	11,926
Other	37,624	11,181	26,443

Total amortizable intangible assets	¥2,164,244	¥1,495,969	¥668,275

Unamortizable intangible assets:
Trademarks and trade names			¥3,981

Total unamortizable intangible assets			¥3,981

Total			¥672,256

	Millions of yen
	2012
	Gross carrying amount	Accumulated amortization	Net carrying amount
Amortizable intangible assets:
Software for telecommunications network	¥921,565	¥652,665	¥268,900
Internal-use software	1,177,583	897,447	280,136
Software acquired to be used in manufacture of handsets	216,129	122,547	93,582
Rights to use telecommunications facilities of wireline operators	19,625	8,271	11,354
Other	38,130	15,201	22,929

Total amortizable intangible assets	¥2,373,032	¥1,696,131	¥676,901

Unamortizable intangible assets:
Trademarks and trade names			¥3,930

Total unamortizable intangible assets			¥3,930

Total			¥680,831

The amount of amortizable intangible assets acquired during the year ended March 31, 2012 was ¥239,549 million, the main components of which were software for telecommunications network in the amount of ¥98,456 million and internal-use software in the amount of ¥111,806 million. The weighted-average amortization period of such software for telecommunications network and internal-use software is 5.0 years and 4.8 years, respectively. Amortization of intangible assets for the years ended March 31, 2010, 2011 and 2012 was ¥187,393 million, ¥204,090 million and ¥224,488 million, respectively. Estimated amortization of existing intangible assets for fiscal years ending March 31, 2013, 2014, 2015, 2016 and 2017 is ¥202,072 million, ¥168,542 million, ¥132,559 million, ¥81,467 million, and ¥28,089 million, respectively. The weighted-average amortization period of the intangible assets acquired during the year ended March 31, 2012 is 5.0 years.